THE PRUDENTIAL SERIES FUND

PSF Global Portfolio

Supplement dated March 18, 2025 to the

Summary Prospectus dated May 1, 2024, as supplemented (the Summary Prospectus)

This supplement should be read and retained in conjunction with the Summary Prospectus for The Prudential Series Fund (the Trust) for the PSF Global Portfolio (the Portfolio), a series of the Trust. The Portfolio may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Summary Prospectus.

New Subadvisory Arrangement and Principal Investment Strategy Changes

The Board of Trustees of the Trust (the Board) recently approved removing LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. (T. Rowe Price) and William Blair Investment Management, LLC (William Blair) as subadvisers to the Portfolio. PGIM Quantitative Solutions LLC will continue to serve as subadviser, and will now be sole subadviser, to the Portfolio. The Board also approved certain revisions to the principal investment strategies of the Portfolio. These changes are expected to become effective on or about May 1, 2025.

To reflect the changes described above, the Summary Prospectus is hereby revised as follows, effective May 1, 2025:

I.All references and information for the Portfolio pertaining to LSV, MFS, T. Rowe Price and William Blair are hereby removed from the Summary Prospectus.

II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I Shares	Class III Shares
Management Fees	0.75%	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	None	0.25%
+Other Expenses	0.05%	0.05%
+Acquired Fund Fees & Expenses	0.24%	0.24%
=Total Annual Portfolio Operating Expenses	1.04%	1.29%
-Fee Waiver and/or Expense Reimbursement	(0.33)%	(0.33)%
=Total Annual Portfolio Operating Expenses After Fee	0.71%	0.96%
Waiver and/or Expense Reimbursement(1)

(1)The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other affiliated funds to the Portfolio due to the Portfolio’s investment in any such affiliated funds. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.705% of the Portfolio's average daily net assets through June 30, 2026. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

III.The following table hereby replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the

Summary section of the Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
PSF Global Portfolio Class I Shares	$73	$298	$542	$1,241
PSF Global Portfolio Class III Shares	$98	$376	$676	$1,528

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IV. The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Investment Strategies” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the description set forth below:

Principal Investment Strategies. The Portfolio normally invests in equity and equity related securities in an allocation that is substantially similar to the composition of the Portfolio’s benchmark, the MSCI World Index (GD) (the Index). Equity and equity-related securities include common and preferred stock, other investment companies, (including exchange-traded funds (ETFs)), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock.

In selecting investments for the assets of the Portfolio allocated to it by the Manager, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), the subadviser to the Portfolio, utilizes a global, core equity strategy that seeks to outperform the benchmark Index while maintaining low tracking error relative to that Index. PGIM Quantitative Solutions employs an active, systematic stock selection process that focuses on a company’s intrinsic worth, and seeks to build a diversified portfolio of attractive stocks utilizing a proprietary risk framework that minimizes uncompensated risk.

In addition to direct investments in equity and equity related securities, the remainder of the Portfolio will invest in varying combinations of other pooled investment vehicles, including, open-end or closed end investment companies, ETFs, and unit investment trusts (collectively referred to as underlying portfolios). The underlying portfolios may or may not be affiliated with the Manager.

The selection of specific combinations of underlying portfolios for the Portfolio are determined by the Manager. The Manager will employ various quantitative and qualitative research methods to establish weighted combinations of underlying portfolios that are consistent with the neutral allocation for the Portfolio.

V.The following Risks are hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks of Investing in the Portfolio” section of the Portfolio’s Summary Prospectus:

Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Fund of Funds Risk. In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance

VI. The “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the information set forth below:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Manager
PGIM		Brian Ahrens	Senior Vice President,	April 2020
Investments			Strategic Investment
LLC			Research Group
		Andrei O. Marinich,	Vice President, Strategic	April 2020
		CFA	Investment Research
Group
		Todd L. Kerin	Vice President, Portfolio	April 2020
Manager
		Saleem Z. Banatwala	Director, Portfolio	April 2020
Manager
	PGIM Quantitative	George N. Patterson,	Managing Director and	May 2025
	Solutions LLC	PhD, CFA, CFP	Chief Investment Officer
		Wen Jin, PhD, CFA	Managing Director and	May 2025
Portfolio Manager
		Stacie L. Mintz, CFA	Managing Director and	May 2025
Head of Quantitative
Equity

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.